Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,000	Taxes	UNITED STATES		Federal Government [Member]	Entity Level Project [Member]	Oil and Natural Gas [Member]		Well
#: 2
	301	Fees	UNITED STATES	snj:US-WY	Federal Government [Member]	Pioneer Gas Plant [Member]	Oil and Natural Gas [Member]	NGL Pipelines & Services [Member]	Well
#: 3
	$ 136	Fees	UNITED STATES	snj:US-CO	Federal Government [Member]	Meeker Gas Plant [Member]	Oil and Natural Gas [Member]	NGL Pipelines & Services [Member]	Well